Financial instruments - Analysis of financial instruments (Details) - Currency risks - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USD
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	10.00%	10.00%	10.00%
Variance in equity from strengthening in rate	€ 42,053	€ 11,321	€ 10,861
Variance in equity from weakening in rate	(42,053)	(11,321)	(10,861)
Variance in profit and loss from strengthening in rate	42,053	11,321	10,861
Variance in profit and loss from weakening in rate	€ (42,053)	€ (11,321)	€ (10,861)
GBP
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	10.00%	10.00%	10.00%
Variance in equity from strengthening in rate	€ 6,643	€ 5,702	€ 2,803
Variance in equity from weakening in rate	(6,643)	(5,702)	(2,803)
Variance in profit and loss from strengthening in rate	6,643	5,702	2,803
Variance in profit and loss from weakening in rate	€ (6,643)	€ (5,702)	€ (2,803)
EUR
Financial instruments
Percentage strengthening in rate	10.00%	10.00%	10.00%
Percentage weakening in rate	10.00%	10.00%	10.00%
Variance in equity from strengthening in rate	€ 48,699	€ 17,032	€ 332
Variance in equity from weakening in rate	(48,699)	(17,032)	(332)
Variance in profit and loss from strengthening in rate	48,699	17,032	332
Variance in profit and loss from weakening in rate	€ (48,699)	€ (17,032)	€ (332)